Summary of Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Land use rights	$ 11,045	$ 11,321
Less: accumulated amortization	(798)	(592)
Land use rights, net	$ 10,247	$ 10,729